REVENUE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement [Line Items]
Revenue from sales of goods	$ 6,415,109	$ 5,869,341	$ 6,997,617	$ 6,997,617
Revenue from rendering of services	131,037	142,478	104,453
Total	$ 6,546,146	$ 6,011,819	$ 7,102,070